UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-10527
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                      UBS Equity Opportunity II Fund L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                   Date of fiscal year end: December 31, 2005
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                  Date of reporting period: September 30, 2005
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                               UBS EQUITY OPPORTUNITY II, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
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                                                              SEPTEMBER 30, 2005

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                                                                                       REALIZED AND
                                                                                        UNREALIZED
                                                                      % OF MEMBERS'  GAIN/(LOSS) FROM
INVESTMENT FUND:                           COST        FAIR VALUE        CAPITAL        INVESTMENTS      LIQUIDITY
----------------                           ----        ----------        -------        -----------      ---------
Abrams Bison Partners, L.P.           $  20,000,000   $  22,389,607       6.25%        $      941,389      Annually
Alson Signature Fund II, L.P.            11,249,481      16,752,035       4.67              2,418,332      Quarterly
Avdan Partners, L.P.                     11,500,000      11,761,196       3.28                244,925      Annually
Caxton Alpha Growth Fund, L.L.C.         11,000,000      11,899,004       3.32                899,004       Monthly
Caxton Equity Growth Fund, L.L.C.         9,000,000      13,176,434       3.68                688,331      Annually
Cobalt Partners, L.P.                    22,000,000      35,231,061       9.83              4,756,479    Semi-Annually
Copper Beech Partners II                 14,000,000      18,708,947       5.22                318,986      Quarterly
Delta Insititutional Fund, L.P.          15,000,000      28,650,393       7.99              7,382,343      Quarterly
Forest Hill Select Fund, L.P.            17,500,000      17,501,992       4.88               (928,224)     Quarterly
Level Global, L.P.                        7,500,000       9,786,336       2.73              1,000,693      Quarterly
North River Partners, L.P.               18,500,000      22,616,058       6.31              1,641,927      Quarterly
North Sound Legacy Fund LLC              13,000,000      19,208,016       5.36                317,913      Quarterly
Raptor Global Fund, L.P.                 18,500,000      26,584,298       7.42              1,267,906      Quarterly
RBJ Partners II, L.P.                    23,000,000      23,203,221       6.47             (1,636,425)   Semi-Annually
Southport Millennium Fund II, L.P.       15,217,243      20,851,065       5.82                918,802      Quarterly
Spindrift Partners Fund L.P.              8,000,000       9,612,062       2.68              1,612,062    Semi-Annually
TCS Capital II, L.P.                     16,500,000      22,324,732       6.23              2,972,041    Semi-Annually
Wesley Capital QP, L.P.                  18,000,000      21,456,134       5.99              1,960,894      Quarterly
Redeemed Investment Funds                        --              --         --                 28,547
                                      -------------   -------------    -----------     --------------
TOTAL                                 $ 269,466,724   $ 351,712,591       98.13%       $   26,805,925
                                      =============   =============    ===========     ==============





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ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS Equity Opportunity II Fund L.L.C.
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By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                       November 17, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                         Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                       November 17, 2005
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By (Signature and Title)*  /s/ Michael Mascis
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                         Michael Mascis, Principal Accounting Officer
                         (principal financial officer)

Date                       November 17, 2005
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* Print the name and title of each signing officer under his or her signature.